SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warrants (Details) - $ / shares	Dec. 31, 2021	Dec. 17, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of warrants outstanding	19,733,290
Number of shares per warrant	1
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Exercise price (in dollars per share)	$ 11.50
Private Warrant
Class of Warrant or Right [Line Items]
Number of warrants outstanding	8,693,333
Exercise price (in dollars per share)	$ 11.50
Public Warrant
Class of Warrant or Right [Line Items]
Number of warrants outstanding	11,039,957
Exercise price (in dollars per share)	$ 11.50